Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES
Net earnings (loss)	$ (2,678,684)	$ 294,000
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Depreciation	1,594,406	1,673,721
Deferred taxes	(757,448)	(221,144)
Compensation expense for restricted stock	72,240
Change in post-retirement benefits other than pensions	57,682	78,712
Changes in operating assets and liabilities:
Accounts receivable, net	(4,116,665)	2,073,800
Inventories	7,020,578	(1,088,462)
Federal income taxes recoverable	(913,347)
Other	29,840	1,199
Accounts payable and accrued expenses	(473,038)	328,144
Employee compensation and related expenses	(36,722)	(106,005)
Contribution to retirement plan	(1,500)	(7,500)
Net cash provided by (used in) operating activities	(202,658)	3,026,465
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(799,331)	(2,124,649)
Increase in cash value of officers’ life insurance	(59,000)	(59,000)
Net cash used in investing activities	(858,331)	(2,183,649)
FINANCING ACTIVITIES
Cash dividends paid	(274,078)	(271,978)
Net cash used in financing activities	(274,078)	(271,978)
Increase (decrease) in cash	(1,335,067)	570,838
Cash at beginning of year	2,796,762	2,225,924
Cash at end of year	$ 1,461,695	$ 2,796,762